Annual Fund Operating Expenses - AMERICAN CENTURY INTERNATIONAL BOND FUNDS - EMERGING MARKETS DEBT FUND	Mar. 01, 2026
EMERGING MARKETS DEBT FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.92%
EMERGING MARKETS DEBT FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.82%
EMERGING MARKETS DEBT FUND Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.72%
EMERGING MARKETS DEBT FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.17%
EMERGING MARKETS DEBT FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.92%
EMERGING MARKETS DEBT FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.42%
EMERGING MARKETS DEBT FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.72%
EMERGING MARKETS DEBT FUND R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.67%
EMERGING MARKETS DEBT FUND G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.64%)	[2]
Net Expenses (as a percentage of Assets)	0.03%

[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2026.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.